RELATED PARTY TRANSACTIONS - Lease balances and transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Total operating lease assets	¥ 136,215	¥ 94,178
Total operating lease liabilities	133,339	93,748
Total operating lease cost	18,507	1,578	¥ 0
Yuanjing Mingde
Related Party Transaction [Line Items]
Operating lease liabilities, current	8,213	9,619
Operating lease liabilities, non-current	125,075	84,080
Total operating lease cost	18,358	1,529	0
Yuanjing Mingde | Store leases
Related Party Transaction [Line Items]
Total operating lease assets	136,164	0
Yuanjing Mingde | Administrative office leases
Related Party Transaction [Line Items]
Total operating lease assets	0	94,130
Ziroom
Related Party Transaction [Line Items]
Operating lease liabilities, current	51	49
Total operating lease cost	100	49	0
Ziroom | Administrative office leases
Related Party Transaction [Line Items]
Total operating lease assets	51	48
Brokerage firms
Related Party Transaction [Line Items]
Total operating lease cost	¥ 49	¥ 0	¥ 0